UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21784

Name of Fund: BlackRock Enhanced Equity Dividend Trust (BDJ)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Enhanced Equity Dividend Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2013

Date of reporting period: 01/31/2013

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2013 (Unaudited)	BlackRock Enhanced Equity Dividend Trust (BDJ) (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Aerospace & Defense – 4.8%
General Dynamics Corp.	133,765	$8,868,619
Honeywell International, Inc. (a)	189,379	12,923,223
Northrop Grumman Corp.	173,000	11,251,920
Raytheon Co. (a)	312,000	16,436,160
Rockwell Collins, Inc. (a)	52,500	3,091,200
United Technologies Corp.	229,700	20,114,829

		72,685,951

Air Freight & Logistics – 0.7%
United Parcel Service, Inc., Class B (a)	130,600	10,355,274

Auto Components – 0.3%
Johnson Controls, Inc. (a)	124,300	3,864,487

Beverages – 2.2%
The Coca-Cola Co. (a)	452,100	16,836,204
Diageo Plc - ADR (a)	143,100	17,071,830

		33,908,034

Building Products – 0.5%
AO Smith Corp.	53,650	3,716,872
Masco Corp. (a)	220,200	4,049,478

		7,766,350

Chemicals – 2.6%
The Dow Chemical Co. (a)	236,500	7,615,300
E.I. du Pont de Nemours & Co.	403,300	19,136,585
Olin Corp.	226,400	5,266,064
Praxair, Inc. (a)	75,600	8,343,972

		40,361,921

Commercial Banks – 8.0%
Bank of Nova Scotia (a)	232,300	13,659,911
Cullen/Frost Bankers, Inc.	94,000	5,535,660
Fifth Third Bancorp	664,100	10,818,189
M&T Bank Corp. (a)	29,400	3,019,086
National Bank of Canada (a)	197,300	15,690,632
SunTrust Banks, Inc.	44,980	1,276,083
The Toronto-Dominion Bank (a)	167,200	13,967,888
U.S. Bancorp	613,600	20,310,160
Wells Fargo & Co. (a)	1,089,900	37,961,217

		122,238,826

Consumer Finance – 1.0%
American Express Co. (a)	262,300	15,425,863

Containers & Packaging – 0.2%
Sonoco Products Co. (a)	101,700	3,151,683

Distributors – 0.2%
Fastenal Co. (a)	16,200	804,816
Genuine Parts Co.	33,000	2,244,990

		3,049,806

Diversified Financial Services – 2.6%
JPMorgan Chase & Co. (a)	856,900	40,317,145

Common Stocks	Shares	Value

Diversified Telecommunication Services – 4.3%
AT&T Inc. (a)	496,300	$17,266,277
BCE, Inc.	103,300	4,588,586
CenturyLink, Inc. (a)	541,900	21,919,855
Verizon Communications, Inc. (a)	508,800	22,188,768

		65,963,486

Electric Utilities – 4.2%
American Electric Power Co., Inc. (a)	148,000	6,702,920
Duke Energy Corp. (a)	77,966	5,359,383
Edison International	126,700	6,105,673
FirstEnergy Corp.	156,390	6,332,231
ITC Holdings Corp.	40,200	3,256,200
NextEra Energy, Inc. (a)	183,500	13,221,175
Northeast Utilities	467,520	19,042,090
Otter Tail Corp.	55,761	1,498,856
PPL Corp. (a)	102,000	3,089,580

		64,608,108

Electrical Equipment – 1.1%
Brady Corp., Class A	111,700	3,897,213
Rockwell Automation, Inc. (a)	56,500	5,039,235
Roper Industries, Inc. (a)	67,400	7,916,130

		16,852,578

Energy Equipment & Services – 0.8%
Helmerich & Payne, Inc. (a)	59,700	3,841,098
Schlumberger Ltd. (a)	97,600	7,617,680

		11,458,778

Food & Staples Retailing – 0.5%
Wal-Mart Stores, Inc. (a)	110,700	7,743,465

Food Products – 3.9%
Beam, Inc. (a)	28,400	1,742,056
General Mills, Inc. (a)	275,300	11,546,082
HJ Heinz Co.	159,600	9,676,548
Kraft Foods Group, Inc. (a)	134,995	6,239,469
Lancaster Colony Corp.	46,800	3,344,328
Mondelez International, Inc., Class A (a)	402,285	11,179,500
Unilever NV	400,000	16,192,000

		59,919,983

Gas Utilities – 0.6%
New Jersey Resources Corp.	123,800	5,203,314
Northwest Natural Gas Co.	81,400	3,697,188

		8,900,502

Health Care Providers & Services – 0.4%
Quest Diagnostics, Inc. (a)	115,400	6,687,430

Hotels, Restaurants & Leisure – 1.4%
McDonald’s Corp.	220,900	21,049,561

Household Durables – 0.5%
Stanley Black & Decker, Inc. (a)	102,500	7,875,075

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many securities have been abbreviated according to the following list:	ADR	American Depositary Receipt	USD	US Dollar
	CAD	Canadian Dollar

JANUARY 31, 2013	1

Schedule of Investments (continued)	BlackRock Enhanced Equity Dividend Trust (BDJ) (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Household Products – 1.9%
Kimberly-Clark Corp.	125,050	$11,193,225
The Procter & Gamble Co. (a)	231,400	17,392,024

		28,585,249

Industrial Conglomerates – 2.6%
3M Co.	118,600	11,925,230
General Electric Co. (a)	1,160,251	25,850,392
Raven Industries, Inc.	81,356	2,190,917

		39,966,539

Insurance – 3.9%
ACE Ltd.	116,800	9,966,544
The Chubb Corp.	186,000	14,937,660
Old Republic International Corp.	107,300	1,223,220
Prudential Financial, Inc. (a)	236,100	13,665,468
The Travelers Cos., Inc.	259,400	20,352,524

		60,145,416

IT Services – 2.0%
Automatic Data Processing, Inc.	61,960	3,673,608
International Business Machines Corp. (a)	128,800	26,155,416

		29,829,024

Leisure Equipment & Products – 1.2%
Mattel, Inc. (a)	209,200	7,872,196
Polaris Industries, Inc.	123,600	10,764,324

		18,636,520

Machinery – 4.1%
Caterpillar, Inc.	240,800	23,692,312
Deere & Co. (a)	264,500	24,878,870
Dover Corp.	55,600	3,846,408
Graco, Inc.	39,600	2,265,120
Pentair Ltd.	148,400	7,520,912

		62,203,622

Media – 2.4%
Comcast Corp., Special Class A (a)	520,200	19,106,946
Time Warner Cable, Inc. (a)	128,366	11,468,218
The Walt Disney Co. (a)	120,000	6,465,600

		37,040,764

Metals & Mining – 2.8%
BHP Billiton Ltd. - ADR (a)	353,700	27,843,264
Newmont Mining Corp.	54,587	2,345,058
Rio Tinto Plc - ADR	137,200	7,747,684
Southern Copper Corp. (a)	112,277	4,422,591

		42,358,597

Multiline Retail – 0.2%
Family Dollar Stores, Inc. (a)	51,200	2,903,040

Multi-Utilities – 2.5%
Dominion Resources, Inc.	241,200	13,051,332
Integrys Energy Group, Inc.	78,500	4,293,165
Public Service Enterprise Group, Inc.	287,500	8,964,250
Sempra Energy	84,800	6,364,240
Wisconsin Energy Corp.	148,900	5,871,127

		38,544,114

Oil, Gas & Consumable Fuels – 11.3%
Chevron Corp.	381,550	43,935,483
ConocoPhillips (a)	113,460	6,580,680
Enbridge, Inc. (a)	431,900	18,988,184
EQT Corp.	79,243	4,707,827
Exxon Mobil Corp. (a)	328,500	29,555,145
Kinder Morgan, Inc. (a)	194,440	7,283,722
Marathon Oil Corp. (a)	229,900	7,726,939

Common Stocks	Shares	Value

Oil, Gas & Consumable Fuels (concluded)
Marathon Petroleum Corp.	112,500	$8,348,625
Occidental Petroleum Corp. (a)	128,200	11,316,214
Peabody Energy Corp.	45,100	1,134,265
Phillips 66 (a)	66,450	4,024,877
Royal Dutch Shell Plc, Class A - ADR	48,700	3,434,324
Spectra Energy Corp. (a)	223,600	6,211,608
Total SA - ADR	363,200	19,718,128

		172,966,021

Paper & Forest Products – 0.5%
MeadWestvaco Corp.	250,100	7,840,635

Pharmaceuticals – 6.5%
Abbott Laboratories (a)	135,000	4,573,800
AbbVie, Inc. (a)	138,200	5,070,558
Bristol-Myers Squibb Co. (a)	363,700	13,144,118
Johnson & Johnson (a)	279,000	20,623,680
Merck & Co., Inc.	512,400	22,161,300
Pfizer, Inc. (a)	1,208,900	32,978,792

		98,552,248

Real Estate Investment Trusts (REITs) – 2.4%
American Tower Corp. (a)	71,200	5,421,880
Federal Realty Investment Trust (a)	37,400	3,958,790
Home Properties, Inc.	88,200	5,421,654
Liberty Property Trust	62,100	2,432,457
Realty Income Corp.	70,918	3,097,698
Sovran Self Storage, Inc.	37,680	2,458,243
Tanger Factory Outlet Centers	64,200	2,273,964
UDR, Inc.	141,600	3,382,824
Weingarten Realty Investors	94,600	2,728,264
Weyerhaeuser Co. (a)	193,600	5,831,232

		37,007,006

Road & Rail – 1.8%
Canadian National Railway Co.	173,500	16,597,010
Union Pacific Corp. (a)	81,200	10,674,552

		27,271,562

Semiconductors & Semiconductor Equipment – 1.2%
Intel Corp. (a)	623,600	13,120,544
Linear Technology Corp. (a)	140,300	5,137,786

		18,258,330

Software – 1.2%
Microsoft Corp. (a)	677,700	18,616,419

Specialty Retail – 2.6%
The Home Depot, Inc. (a)	416,900	27,898,948
Limited Brands, Inc.	239,616	11,506,360

		39,405,308

Textiles, Apparel & Luxury Goods – 1.1%
VF Corp. (a)	110,300	16,278,074

Tobacco – 3.2%
Altria Group, Inc.	235,900	7,945,112
Lorillard, Inc. (a)	276,700	10,810,669
Philip Morris International, Inc.	304,400	26,835,904
Universal Corp. (a)	69,700	3,790,286

		49,381,971

Water Utilities – 1.1%
American Water Works Co., Inc.	236,000	9,034,080
Aqua America, Inc.	237,500	6,467,125
California Water Service Group (a)	66,318	1,293,201

		16,794,406

2	JANUARY 31, 2013

Schedule of Investments (continued)	BlackRock Enhanced Equity Dividend Trust (BDJ)

Common Stocks	Shares	Value

Wireless Telecommunication Services – 0.4%
Vodafone Group Plc - ADR	195,500	$5,341,060

Total Long-Term Investments
(Cost – $1,318,523,492) – 97.7%		1,492,110,231

Short-Term Securities

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.10% (b)(c)	70,574,713	70,574,713

Total Short-Term Securities
(Cost – $70,574,713) – 4.6%		70,574,713

Value

Total Investments Before Options Written
(Cost – $1,389,098,205*) – 102.3%	$ 1,562,684,944

Options Written

(Premiums Received – $14,749,188) – (1.6)%	(23,469,683)

Total Investments Net of Options Written – 100.7%	1,539,215,261
Liabilities in Excess of Other Assets – (0.7)%	(11,232,180)

Net Assets – 100.0%	$1,527,983,081

Notes to Schedule of Investments

*	As of January 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$1,465,074,049

Gross unrealized appreciation	$175,516,138
Gross unrealized depreciation	(77,905,243)

Net unrealized appreciation	$97,610,895

(a)	All or a portion of security has been pledged/segregated as collateral in connection with outstanding options written.
(b)	Represents the current yield as of report date.
(c)	Investments in issuers considered to be an affiliate of the Trust during the period ended January 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2012	Net Activity	Shares/ Beneficial Interest Held at January 31, 2013	Income	Realized Gain

BlackRock Liquidity Funds, TempFund, Institutional Class	112,624,435	(42,049,722)	70,574,713	$30,763	$660
BlackRock Liquidity Series, LLC Money Market Series	$4,054,445	$(4,054,445)	–	$202	–

—	Foreign currency exchange contracts as of January 31, 2013 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation

USD	112,664	CAD	113,000	Goldman Sachs & Co.	2/01/13	$(631)

—	Exchange-Traded options written as of January 31, 2013 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value

International Business Machines Corp.	Call	USD	195	2/04/13	190	$(155,325)
Comcast Corp., Special Class A	Call	USD	35.75	2/06/13	1,325	(135,080)
M&T Bank Corp.	Call	USD	100	2/11/13	161	(44,653)
AbbVie, Inc.	Call	USD	34	2/16/13	760	(211,117)
Marathon Oil Corp.	Call	USD	32.75	2/16/13	530	(64,260)
The Toronto-Dominion Bank	Call	USD	84.25	2/16/13	450	(15,508)
Abbott Laboratories	Call	USD	34	2/18/13	740	(26,270)
American Electric Power Co., Inc.	Call	USD	44	2/18/13	815	(105,950)
American Tower Corp.	Call	USD	80	2/18/13	200	(1,500)
Bank of Nova Scotia	Call	CAD	58.50	2/18/13	1,275	(78,617)
The Coca-Cola Co.	Call	USD	36.25	2/18/13	1,230	(142,680)
The Coca-Cola Co.	Call	USD	37.50	2/18/13	630	(22,050)

JANUARY 31, 2013	3

Schedule of Investments (continued)	BlackRock Enhanced Equity Dividend Trust (BDJ)

—	Exchange-Traded options written as of January 31, 2013 were as follows: (continued)

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value

ConocoPhillips	Call	USD	60	2/18/13	625	$(9,062)
The Dow Chemical Co.	Call	USD	34	2/18/13	145	(1,232)
Duke Energy Corp.	Call	USD	67.50	2/18/13	430	(60,200)
Fastenal Co.	Call	USD	49.50	2/18/13	162	(13,770)
Federal Realty Investment Trust	Call	USD	105	2/18/13	200	(37,500)
General Electric Co.	Call	USD	22	2/18/13	1,791	(81,491)
Helmerich & Payne, Inc.	Call	USD	62.50	2/18/13	330	(78,375)
Intel Corp.	Call	USD	21	2/18/13	1,885	(48,068)
JPMorgan Chase & Co.	Call	USD	44	2/18/13	575	(181,125)
Kraft Foods Group, Inc.	Call	USD	47.50	2/18/13	500	(8,750)
Microsoft Corp.	Call	USD	28	2/18/13	1,990	(36,815)
Mondelez International, Inc., Class A	Call	USD	27	2/18/13	755	(70,593)
Mondelez International, Inc., Class A	Call	USD	28	2/18/13	730	(20,075)
National Bank of Canada	Call	CAD	79	2/18/13	1,086	(105,072)
Occidental Petroleum Corp.	Call	USD	85	2/18/13	435	(151,162)
Pfizer, Inc.	Call	USD	26	2/18/13	20	(2,680)
The Procter & Gamble Co.	Call	USD	70	2/18/13	1,274	(662,480)
Prudential Financial, Inc.	Call	USD	60	2/18/13	365	(20,075)
Raytheon Co.	Call	USD	57.50	2/18/13	1,550	(4,650)
Schlumberger Ltd.	Call	USD	72.50	2/18/13	230	(131,675)
Stanley Black & Decker, Inc.	Call	USD	80	2/18/13	565	(8,475)
Union Pacific Corp.	Call	USD	135	2/18/13	445	(24,698)
International Business Machines Corp.	Call	USD	200	2/22/13	495	(200,475)
The Walt Disney Co.	Call	USD	52	2/26/13	160	(40,571)
The Toronto-Dominion Bank	Call	USD	84.20	3/01/13	470	(25,442)
Roper Industries, Inc.	Call	USD	118	3/04/13	370	(61,216)
California Water Service Group	Call	USD	18.75	3/07/13	365	(30,198)
Sonoco Products Co.	Call	USD	31	3/07/13	560	(27,310)
Diageo Plc - ADR	Call	USD	118	3/11/13	210	(47,616)
American Express Co.	Call	USD	60	3/18/13	1,440	(115,200)
American Tower Corp.	Call	USD	82.50	3/18/13	200	(2,500)
AT&T Inc.	Call	USD	35	3/18/13	1,652	(99,120)
Beam, Inc.	Call	USD	62.50	3/18/13	156	(21,060)
BHP Billiton Ltd. - ADR	Call	USD	77.50	3/18/13	1,945	(494,030)
Bristol-Myers Squibb Co.	Call	USD	35	3/18/13	2,000	(292,000)
CenturyLink, Inc.	Call	USD	41	3/18/13	505	(18,938)
The Coca-Cola Co.	Call	USD	37.50	3/18/13	630	(34,965)
Comcast Corp., Special Class A	Call	USD	39	3/18/13	1,540	(34,650)
Deere & Co.	Call	USD	92.50	3/18/13	867	(303,450)
Enbridge, Inc.	Call	CAD	44	3/18/13	2,400	(125,125)
Family Dollar Stores, Inc.	Call	USD	60	3/18/13	280	(16,800)
Honeywell International, Inc.	Call	USD	62.50	3/18/13	495	(293,288)
Johnson Controls, Inc.	Call	USD	31	3/18/13	682	(52,855)
JPMorgan Chase & Co.	Call	USD	47	3/18/13	570	(73,245)
Linear Technology Corp.	Call	USD	37	3/18/13	770	(53,900)
Lorillard, Inc.	Call	USD	40	3/18/13	1,520	(125,400)
Marathon Oil Corp.	Call	USD	34	3/18/13	735	(62,475)
Masco Corp.	Call	USD	18	3/18/13	1,210	(130,075)
Mattel, Inc.	Call	USD	39	3/18/13	595	(40,163)
Microsoft Corp.	Call	USD	28	3/18/13	1,102	(40,774)
Mondelez International, Inc., Class A	Call	USD	28	3/18/13	730	(34,310)

4	JANUARY 31, 2013

Schedule of Investments (continued)	BlackRock Enhanced Equity Dividend Trust (BDJ)

—	Exchange-Traded options written as of January 31, 2013 were as follows: (concluded)

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value

Phillips 66	Call	USD	55	3/18/13	365	$(224,475)
Prudential Financial, Inc.	Call	USD	57.50	3/18/13	570	(114,000)
Prudential Financial, Inc.	Call	USD	60	3/18/13	365	(33,762)
Quest Diagnostics, Inc.	Call	USD	60	3/18/13	490	(26,950)
Rockwell Automation, Inc.	Call	USD	90	3/18/13	175	(31,062)
Rockwell Collins, Inc.	Call	USD	60	3/18/13	290	(22,475)
Spectra Energy Corp.	Call	USD	28	3/18/13	1,230	(49,200)
Universal Corp.	Call	USD	55	3/18/13	380	(39,900)
Verizon Communications, Inc.	Call	USD	43	3/18/13	2,800	(348,600)
VF Corp.	Call	USD	150	3/18/13	610	(253,150)
Wal-Mart Stores, Inc.	Call	USD	70	3/18/13	609	(83,129)
Wells Fargo & Co.	Call	USD	35	3/18/13	2,965	(204,585)
General Electric Co.	Call	USD	22.05	3/22/13	1,635	(89,517)
The Home Depot, Inc.	Call	USD	66.25	3/22/13	2,290	(470,778)
Honeywell International, Inc.	Call	USD	68.40	3/22/13	440	(63,032)
Microsoft Corp.	Call	USD	27.65	3/22/13	635	(30,846)
Johnson & Johnson	Call	USD	73	3/25/13	615	(91,649)
Kinder Morgan, Inc.	Call	USD	37.90	3/25/13	365	(22,819)
NextEra Energy, Inc.	Call	USD	71.95	3/25/13	250	(32,842)
Exxon Mobil Corp.	Call	USD	90.90	3/26/13	1,170	(166,033)
Time Warner Cable, Inc.	Call	USD	101	3/26/13	705	(12,027)
United Parcel Service, Inc., Class B	Call	USD	80.75	3/26/13	720	(85,922)
Pfizer, Inc.	Call	USD	27.85	4/04/13	2,080	(69,347)
General Mills, Inc.	Call	USD	42	4/22/13	1,515	(114,383)
Intel Corp.	Call	USD	22	4/22/13	1,544	(56,356)
PPL Corp.	Call	USD	29	4/22/13	280	(38,500)
Praxair, Inc.	Call	USD	115	4/22/13	415	(39,425)
Southern Copper Corp.	Call	USD	42	4/22/13	620	(34,100)
Weyerhaeuser Co.	Call	USD	31	4/22/13	870	(65,250)

Total						$(8,572,298)

—	Over-the-counter options written as of January 31, 2013 were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value

AT&T Inc.	Morgan Stanley & Co., Inc.	Call	USD	34.08	2/04/13	104,500	$(74,195)
Chevron Corp.	Citigroup Global Markets, Inc.	Call	USD	107	2/04/13	64,500	(525,675)
The Dow Chemical Co.	Morgan Stanley & Co., Inc.	Call	USD	30.39	2/04/13	115,500	(209,055)
Edison International	Goldman Sachs & Co.	Call	USD	44.75	2/04/13	17,700	(60,888)
JPMorgan Chase & Co.	Goldman Sachs & Co.	Call	USD	41.65	2/04/13	149,500	(807,300)
NextEra Energy, Inc.	Morgan Stanley & Co., Inc.	Call	USD	68.26	2/04/13	75,700	(286,903)
Olin Corp.	Morgan Stanley & Co., Inc.	Call	USD	21.09	2/04/13	62,500	(135,625)
Pfizer, Inc.	Morgan Stanley & Co., Inc.	Call	USD	24.35	2/04/13	234,000	(685,620)
Raven Industries, Inc.	Deutsche Bank Securities Corp.	Call	USD	26.73	2/04/13	21,900	(5,823)
Rockwell Automation, Inc.	Morgan Stanley & Co., Inc.	Call	USD	81.56	2/04/13	13,600	(103,768)
Aqua America, Inc.	Citigroup Global Markets, Inc.	Call	USD	24.97	2/05/13	34,000	(76,945)
Cullen/Frost Bankers, Inc.	Morgan Stanley & Co., Inc.	Call	USD	55.09	2/06/13	51,500	(195,700)
Lancaster Colony Corp.	Bank of New York Mellon Corp.	Call	USD	69.84	2/06/13	25,000	(45,998)
Quest Diagnostics, Inc.	Morgan Stanley & Co., Inc.	Call	USD	59.79	2/06/13	14,500	(399)
Canadian National Railway Co.	Credit Suisse First Boston	Call	USD	92.21	2/07/13	51,200	(183,878)
E.I. du Pont de Nemours & Co.	Morgan Stanley & Co., Inc.	Call	USD	44.60	2/07/13	114,300	(325,755)
Sempra Energy	Morgan Stanley & Co., Inc.	Call	USD	72.66	2/07/13	31,500	(75,285)

JANUARY 31, 2013	5

Schedule of Investments (continued)	BlackRock Enhanced Equity Dividend Trust (BDJ)

—	Over-the-counter options written as of January 31, 2013 were as follows: (continued)

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value

U.S. Bancorp	Morgan Stanley & Co., Inc.	Call	USD	32.05	2/07/13	337,400	$(357,649)
Exxon Mobil Corp.	Credit Suisse First Boston	Call	USD	89.95	2/08/13	63,400	(52,012)
Home Properties, Inc.	Citigroup Global Markets, Inc.	Call	USD	59.69	2/08/13	48,500	(86,282)
Merck & Co., Inc.	Morgan Stanley & Co., Inc.	Call	USD	44.84	2/08/13	129,500	(3,721)
Public Service Enterprise Group, Inc.	Credit Suisse First Boston	Call	USD	30.61	2/08/13	115,000	(65,193)
Sovran Self Storage, Inc.	Deutsche Bank Securities Corp.	Call	USD	63.05	2/08/13	20,700	(45,262)
AT&T Inc.	Morgan Stanley & Co., Inc.	Call	USD	34.08	2/11/13	104,500	(84,855)
CenturyLink, Inc.	UBS Securities LLC	Call	USD	38.66	2/11/13	105,500	(188,845)
JPMorgan Chase & Co.	Goldman Sachs & Co.	Call	USD	41.65	2/11/13	149,500	(807,300)
JPMorgan Chase & Co.	Morgan Stanley & Co., Inc.	Call	USD	43.46	2/11/13	58,000	(208,220)
Mattel, Inc.	Banc of America Securities	Call	USD	37.33	2/11/13	55,500	(60,579)
Otter Tail Corp.	Goldman Sachs & Co.	Call	USD	24.72	2/11/13	11,600	(25,056)
Vodafone Group Plc - ADR	Morgan Stanley & Co., Inc.	Call	USD	26.24	2/11/13	54,000	(58,320)
3M Co.	Morgan Stanley & Co., Inc.	Call	USD	95.45	2/12/13	65,000	(332,362)
Otter Tail Corp.	UBS Securities LLC	Call	USD	25.43	2/12/13	11,000	(15,950)
Weingarten Realty Investors	Deutsche Bank Securities Corp.	Call	USD	27.16	2/14/13	27,000	(45,360)
Rio Tinto Plc - ADR	Goldman Sachs & Co.	Call	USD	58.63	2/21/13	75,500	(45,090)
Altria Group, Inc.	Goldman Sachs & Co.	Call	USD	32.44	2/22/13	129,500	(164,137)
Dominion Resources, Inc.	Credit Suisse First Boston	Call	USD	54.21	2/22/13	80,500	(41,789)
Occidental Petroleum Corp.	Citigroup Global Markets, Inc.	Call	USD	80.70	2/22/13	27,000	(204,390)
Polaris Industries, Inc.	Goldman Sachs & Co.	Call	USD	87.80	2/22/13	23,500	(37,637)
Realty Income Corp.	JPMorgan Chase Securities	Call	USD	41.47	2/22/13	39,000	(86,307)
Wells Fargo & Co.	Citigroup Global Markets, Inc.	Call	USD	34.90	2/22/13	303,000	(125,243)
Aqua America, Inc.	JPMorgan Chase Securities	Call	USD	26.22	2/25/13	18,200	(28,640)
BCE, Inc.	Citigroup Global Markets, Inc.	Call	USD	43.07	2/25/13	10,000	(13,540)
BCE, Inc.	Deutsche Bank Securities Corp.	Call	USD	44.25	2/25/13	46,800	(21,697)
CenturyLink, Inc.	Citigroup Global Markets, Inc.	Call	USD	39.94	2/25/13	142,200	(118,362)
General Electric Co.	Morgan Stanley & Co., Inc.	Call	USD	21.25	2/25/13	250,000	(272,587)
ITC Holdings Corp.	Goldman Sachs & Co.	Call	USD	79	2/25/13	18,000	(49,796)
ITC Holdings Corp.	Morgan Stanley & Co., Inc.	Call	USD	78.78	2/25/13	4,200	(12,246)
Public Service Enterprise Group, Inc.	Deutsche Bank Securities Corp.	Call	USD	30.11	2/25/13	43,000	(46,096)
Sempra Energy	Goldman Sachs & Co.	Call	USD	72.18	2/25/13	15,000	(43,050)
Unilever NV	Goldman Sachs & Co.	Call	USD	38.51	2/25/13	110,000	(216,700)
The Walt Disney Co.	Credit Suisse First Boston	Call	USD	49.86	2/25/13	50,000	(212,246)
Wisconsin Energy Corp.	JPMorgan Chase Securities	Call	USD	37.50	2/25/13	81,800	(157,874)
ACE Ltd.	Goldman Sachs & Co.	Call	USD	82.37	2/26/13	27,000	(83,988)
Fifth Third Bancorp	Morgan Stanley & Co., Inc.	Call	USD	16.03	2/26/13	365,000	(158,751)
The Chubb Corp.	Citigroup Global Markets, Inc.	Call	USD	78.04	2/28/13	41,000	(123,129)
American Water Works Co., Inc.	Morgan Stanley & Co., Inc.	Call	USD	38.82	3/01/13	38,600	(13,127)
Northeast Utilities	Morgan Stanley & Co., Inc.	Call	USD	39.39	3/01/13	85,000	(120,650)
AO Smith Corp.	JPMorgan Chase Securities	Call	USD	65.92	3/04/13	29,500	(117,927)
Aqua America, Inc.	JPMorgan Chase Securities	Call	USD	26.48	3/04/13	18,200	(25,533)
The Chubb Corp.	Credit Suisse First Boston	Call	USD	81.61	3/04/13	61,300	(56,115)
Edison International	Credit Suisse First Boston	Call	USD	46.97	3/04/13	11,500	(16,055)
Integrys Energy Group, Inc.	Deutsche Bank Securities Corp.	Call	USD	54.03	3/04/13	43,000	(38,161)
Liberty Property Trust	JPMorgan Chase Securities	Call	USD	39.72	3/04/13	31,100	(7,803)
McDonald’s Corp.	Morgan Stanley & Co., Inc.	Call	USD	94.13	3/04/13	121,000	(213,081)
MeadWestvaco Corp.	Goldman Sachs & Co.	Call	USD	32.98	3/04/13	70,500	(6,461)
Northwest Natural Gas Co.	Deutsche Bank Securities Corp.	Call	USD	45.00	3/04/13	21,500	(23,567)
Raven Industries, Inc.	Goldman Sachs & Co.	Call	USD	27.95	3/04/13	59,400	(25,712)

6	JANUARY 31, 2013

Schedule of Investments (continued)	BlackRock Enhanced Equity Dividend Trust (BDJ)

—	Over-the-counter options written as of January 31, 2013 were as follows: (continued)

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value

Total SA - ADR	Morgan Stanley & Co., Inc.	Call	USD	53.35	3/04/13	200,000	$(277,277)
Unilever NV	Goldman Sachs & Co.	Call	USD	38.89	3/04/13	110,000	(174,900)
Genuine Parts Co.	Credit Suisse First Boston	Call	USD	67.22	3/05/13	18,000	(22,545)
Graco, Inc.	JPMorgan Chase Securities	Call	USD	58.80	3/05/13	22,000	(15,556)
New Jersey Resources Corp.	Goldman Sachs & Co.	Call	USD	42.13	3/05/13	68,000	(56,940)
Polaris Industries, Inc.	Credit Suisse First Boston	Call	USD	91.09	3/05/13	44,500	(46,555)
Weyerhaeuser Co.	Goldman Sachs & Co.	Call	USD	29.53	3/05/13	19,400	(20,508)
American Water Works Co., Inc.	Morgan Stanley & Co., Inc.	Call	USD	38.49	3/06/13	27,400	(13,886)
Pentair Ltd.	Citigroup Global Markets, Inc.	Call	USD	52.14	3/06/13	81,500	(52,885)
Canadian National Railway Co.	Morgan Stanley & Co., Inc.	Call	USD	92.72	3/07/13	44,200	(144,911)
Chevron Corp.	Morgan Stanley & Co., Inc.	Call	USD	110.61	3/07/13	145,500	(754,425)
E.I. du Pont de Nemours & Co.	Goldman Sachs & Co.	Call	USD	46.33	3/07/13	107,500	(168,163)
Merck & Co., Inc.	Goldman Sachs & Co.	Call	USD	42.51	3/07/13	152,500	(199,983)
Royal Dutch Shell Plc, Class A - ADR	Citigroup Global Markets, Inc.	Call	USD	69.22	3/07/13	26,700	(41,751)
UDR, Inc.	Citigroup Global Markets, Inc.	Call	USD	24.09	3/07/13	78,000	(38,642)
United Technologies Corp.	Morgan Stanley & Co., Inc.	Call	USD	85.24	3/07/13	126,300	(383,666)
Aqua America, Inc.	Citigroup Global Markets, Inc.	Call	USD	27.23	3/08/13	6,700	(7,126)
Automatic Data Processing, Inc.	Citigroup Global Markets, Inc.	Call	USD	59.74	3/08/13	34,000	(27,180)
Brady Corp., Class A	UBS Securities LLC	Call	USD	35.35	3/08/13	111,700	(68,416)
Diageo Plc - ADR	Citigroup Global Markets, Inc.	Call	USD	116.75	3/08/13	58,000	(182,555)
Dominion Resources, Inc.	Morgan Stanley & Co., Inc.	Call	USD	52.86	3/08/13	52,100	(83,438)
American Water Works Co., Inc.	Morgan Stanley & Co., Inc.	Call	USD	38.49	3/11/13	27,400	(14,970)
Edison International	Credit Suisse First Boston	Call	USD	46.97	3/11/13	11,500	(15,928)
Firstenergy Corp.	Credit Suisse First Boston	Call	USD	39.89	3/11/13	86,000	(77,329)
Liberty Property Trust	JPMorgan Chase Securities	Call	USD	39.92	3/11/13	31,000	(7,255)
Northwest Natural Gas Co.	Deutsche Bank Securities Corp.	Call	USD	45.03	3/11/13	23,000	(26,703)
Olin Corp.	Citigroup Global Markets, Inc.	Call	USD	23.05	3/11/13	62,000	(40,178)
Peabody Energy Corp.	Morgan Stanley & Co., Inc.	Call	USD	26	3/11/13	24,900	(19,587)
Raytheon Co.	Citigroup Global Markets, Inc.	Call	USD	59.23	3/11/13	16,600	(15)
Vodafone Group Plc - ADR	Citigroup Global Markets, Inc.	Call	USD	26.11	3/11/13	27,000	(34,022)
Vodafone Group Plc - ADR	Citigroup Global Markets, Inc.	Call	USD	26.72	3/11/13	26,500	(25,874)
PPL Corp.	UBS Securities LLC	Call	USD	29.41	3/12/13	28,100	(26,562)
Dover Corp.	Goldman Sachs & Co.	Call	USD	67.64	3/13/13	30,500	(79,552)
The Travelers Cos., Inc.	Morgan Stanley & Co., Inc.	Call	USD	76.76	3/14/13	142,700	(320,368)
Weingarten Realty Investors	Citigroup Global Markets, Inc.	Call	USD	28.42	3/14/13	25,000	(17,591)
Aqua America, Inc.	JPMorgan Chase Securities	Call	USD	26.60	3/20/13	53,500	(82,491)
Edison International	Deutsche Bank Securities Corp.	Call	USD	47.22	3/21/13	29,000	(38,620)
Kraft Foods Group, Inc.	Deutsche Bank Securities Corp.	Call	USD	47.17	3/21/13	24,200	(9,340)
Philip Morris International, Inc.	Credit Suisse First Boston	Call	USD	90.96	3/21/13	167,400	(129,821)
Northeast Utilities	Credit Suisse First Boston	Call	USD	39.16	3/22/13	172,000	(310,039)
ACE Ltd.	Citigroup Global Markets, Inc.	Call	USD	84.79	3/25/13	37,000	(68,820)
Marathon Petroleum Corp.	Morgan Stanley & Co., Inc.	Call	USD	68.25	3/25/13	62,000	(415,439)
Northrop Grumman Corp.	Morgan Stanley & Co., Inc.	Call	USD	68.78	3/25/13	95,000	(30,440)
Schlumberger Ltd.	Citigroup Global Markets, Inc.	Call	USD	79.31	3/26/13	30,500	(50,430)
Tanger Factory Outlet Centers	Citigroup Global Markets, Inc.	Call	USD	35.86	3/26/13	35,300	(18,296)
American Water Works Co., Inc.	Deutsche Bank Securities Corp.	Call	USD	38.18	3/27/13	36,500	(29,110)
Caterpillar, Inc.	Citigroup Global Markets, Inc.	Call	USD	97.59	3/27/13	132,500	(438,806)
Otter Tail Corp.	Deutsche Bank Securities Corp.	Call	USD	27.06	3/27/13	8,000	(7,923)
Pfizer, Inc.	Credit Suisse First Boston	Call	USD	27.27	3/27/13	221,600	(120,871)
Kimberly-Clark Corp.	Credit Suisse First Boston	Call	USD	87.08	4/01/13	68,700	(199,996)

JANUARY 31, 2013	7

Schedule of Investments (continued)	BlackRock Enhanced Equity Dividend Trust (BDJ)

—	Over-the-counter options written as of January 31, 2013 were as follows: (concluded)

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value

MeadWestvaco Corp.	Goldman Sachs & Co.	Call	USD	31.58	4/02/13	67,000	$(41,667)
Deere & Co.	UBS Securities LLC	Call	USD	96.25	4/03/13	58,700	(79,699)
HJ Heinz Co.	Morgan Stanley & Co., Inc.	Call	USD	61.26	4/11/13	87,800	(69,801)
Johnson & Johnson	Morgan Stanley & Co., Inc.	Call	USD	74.94	4/11/13	91,900	(72,969)
Kinder Morgan, Inc.	Morgan Stanley & Co., Inc.	Call	USD	37.91	4/25/13	47,500	(32,300)

Total							$(14,897,385)

—

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. These definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

—

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Trust has the ability to access

—

Level 2 - other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

—

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy as of January 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks[1]	$1,492,110,231	–	–	$1,492,110,231
Short-Term Securities	70,574,713	–	–	70,574,713

Total	$1,562,684,944	–	–	$1,562,684,944

[1] See above Schedule of Investments for values in each industry.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Equity contracts	$(6,734,514)	$(16,735,169)	–	$(23,469,683)
Foreign currency exchange contracts	(631)	–	–	(631)

Total	$(6,735,145)	$(16,735,169)	–	$(23,470,314)

[2]

Derivative financial instruments are foreign currency exchange contracts and options written. Foreign currency exchange contracts are valued at the unrealized appreciation/ depreciation on the instrument and options written are shown at value.

8	JANUARY 31, 2013

Schedule of Investments (concluded)	BlackRock Enhanced Equity Dividend Trust (BDJ)

Certain of the Trust’s assets are held at carrying amount, which approximates fair value for financial reporting purposes. As of January 31, 2013, such assets are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$1,438,318	–	–	$1,438,318
Foreign currency at value	114,899	–	–	114,899
Cash pledged as collateral for options written	200,000	–	–	200,000

Total	$1,753,217	–	–	$1,753,217

There were no transfers between levels during the period ended January 31, 2013.

JANUARY 31, 2013	9

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Enhanced Equity Dividend Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Enhanced Equity Dividend Trust

Date: March 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Enhanced Equity Dividend Trust

Date: March 26, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Enhanced Equity Dividend Trust

Date: March 26, 2013